Other current and non-current liabilities - Breakdown for Other Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Current Liabilities [Abstract]
Due to employees	€ 90,864	€ 44,705
VAT and other taxes	25,100	15,102
Accrued expenses	28,512	23,162
Social security institutions	21,260	11,660
Deferred income	9,790	7,650
Other current liabilities	29,487	16,549
Total other current liabilities	205,013	118,828
Other non-current liabilities	9,689	0
Total other non-current liabilities	€ 9,689	€ 0